Leases - Schedule of Maturity of Operating and Financing Lease Liabilities (Details) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021	$ 2,896,808	$ 3,986,799
2022	3,072,635	4,218,585
2023	3,065,952	4,110,365
2024	2,979,704	3,986,342
2025		3,862,319
Thereafter		59,315,797
Total lease payments	66,662,003	79,480,207
Less: imputed interest	(28,604,060)	(38,184,654)
Total	38,057,943	41,295,553
2021	924,385	908,487
2022		924,385
2023		940,562
2024		957,022
2025		973,770
Thereafter		13,912,268
Total lease payments	18,162,251	18,616,493
Less: imputed interest	(7,268,874)	(7,610,164)
Total	$ 10,893,377	$ 11,006,329